Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	150,000,000	150,000,000
Common Stock, Shares, Outstanding (in shares)	1,732,147	421,475
Common Stock, Shares, Issued (in shares)	1,732,147	421,475